UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     /S/ Mark Yacos     Stamford, Connecticut     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $233,930 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRICK GOLD CORP              COM              067901108    45271   872112 SH       SOLE                   872112
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    83756  2730872 SH       SOLE                  2730872
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     4050   295000 SH       SOLE                   295000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    15979   651400 SH       SOLE                   651400
ISHARES INC                    MSCI MEX INVEST  464286822       83     3475 SH  PUT  SOLE                     3475
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    10475   174300 SH       SOLE                   174300
MONSANTO CO NEW                COM              61166W101    27306   377892 SH       SOLE                   377892
NEWMONT MINING CORP            COM              651639106     7181   131568 SH       SOLE                   131568
RANDGOLD RES LTD               ADR              752344309     5414    66400 SH       SOLE                    66400
RETAIL HOLDRS TR               DEP RCPT         76127U101      248    19800 SH  PUT  SOLE                    19800
SPDR S&P 500 ETF TR            TR UNIT          78462F103      471     7095 SH  PUT  SOLE                     7095
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714     1076    27796 SH  PUT  SOLE                    27796
TAM SA                         SP ADR REP PFD   87484D103    21725  1100560 SH       SOLE                  1100560
VALE S A                       ADR              91912E105    10895   326700 SH       SOLE                   326700